FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of the Effects of Derivative Instruments Designated as Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in OCI	$ (14)	$ 1	$ (37)
Gains (losses) reclassified from OCI and recognized in earnings	0	(3)	4
Commodity Purchase Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in OCI	2	(1)	(1)
Gains (losses) reclassified from OCI and recognized in earnings	0	0	4
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in OCI	(13)	(1)	(39)
Gains (losses) reclassified from OCI and recognized in earnings	(4)	(3)	(2)
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in OCI	(3)	3	3
Gains (losses) reclassified from OCI and recognized in earnings	$ 4	$ 0	$ 2